INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 69	$ 55
Add: increase in provision	29	35
Deduct: inventory obsolescence write-off	(31)	(20)
Impact of foreign exchange	0	(1)
Inventory obsolescence provision - ending	$ 67	$ 69